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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Jennifer C. Snyder
                 -------------------------------
   Address:      60 State Street
                 -------------------------------
                 Boston, MA  02109
                 -------------------------------

Form 13F File Number: 028-06471
                      --------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jennifer C. Snyder
         -------------------------------
Title:   Trustee
         -------------------------------
Phone:   617-526-6000
         -------------------------------

Signature, Place, and Date of Signing:

      /s/ Jennifer C. Snyder         Boston, Massachusetts      May 5, 2006
   -----------------------------    -----------------------    -------------
           [Signature]                   [City, State]             [Date]

Report Type (Check only one.):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -----------------------

Form 13F Information Table Entry Total: 91
                                        -----------------------

Form 13F Information Table Value Total: $121,368 (in thousands)
                                        -----------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                      -2-

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                                 JENNIFER SNYDER
                           FORM 13F INFORMATION TABLE
                          QUARTER ENDED MARCH 31, 2006


       COLUMN 1              COLUMN 2     COLUMN 3   COLUMN 4  COLUMN 5              COLUMN 6     COLUMN 7          COLUMN 8
                                                      Value    Shares/    SH/ Put/  Investment     Other        Voting Authority
    Name of Issuer        Title of Class   CUSIP     (X1000)   PRN Amt    PRN Call  Discretion    Managers    Sole  Shared   None
ANALOG DEVICES INC         Common Stock   032654105  49,777   1,300,000  SH          OTHER                  202,314   0    1,097,686
ARCHSTONE SMITH TRUST      Common Stock   039583109     536      11,000  SH          Sole                    11,000   0        0
BANK AMERICA CORP          Common Stock   060505104     114       2,500  SH          Sole                     2,500   0        0
BERKSHIRE HATHAWAY INC     Common Stock   084670108  11,836         131  SH          Shared Other               131   0        0
CINERGY CORP               Common Stock   172474108     128       2,825  SH          Sole                     2,825   0        0
CITIGROUP INC              Common Stock   172967101     212       4,500  SH          Sole                     4,500   0        0
DU PONT E I DE NEMOURS
 & CO                      Common Stock   263534109     422      10,000  SH          Sole                    10,000   0        0
EXXON MOBIL CORPORATION    Common Stock   30231G102   2,737      44,975  SH          Shared Other            44,975   0        0
EXXON MOBIL CORPORATION    Common Stock   30231G102     487       8,000  SH          Sole                     8,000   0        0
FPL GROUP INC              Common Stock   302571104      74       1,850  SH          Sole                     1,850   0        0
GENERAL ELECTRIC CORP      Common Stock   369604103     452      13,000  SH          Sole                    13,000   0        0
GENERAL MLS INC            Common Stock   370334104     185       3,650  SH          Sole                     3,650   0        0
POTLATCH                   Common Stock   737628107  13,278     309,935  SH          Shared Other           309,935   0        0
PROLOGIS                   Common Stock   743410102     186       3,475  SH          Sole                     3,475   0        0
ROYAL DUTCH PETROLEUM      Common Stock   780257804     467       7,500  SH          Sole                     7,500   0        0
SIMON PPTY GROUP INC NEW   Common Stock   828806109     189       2,250  SH          Sole                     2,250   0        0
WEYERHAEUSER CO            Common Stock   962166104  40,065     553,154  SH          Shared Other           553,154   0        0
WYETH                      Common Stock   983024100     223       4,600  SH          Sole                     4,600   0        0

TOTAL                                               121,368
